Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Non-public Information

While we do not have a formal policy with respect to the timing of awards of share options, share appreciation rights, or similar option-like instruments to our NEOs, the Remuneration Committee approves the grant of equity compensation awards at approximately the same time every year. We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	the Remuneration Committee approves the grant of equity compensation awards at approximately the same time every year. We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false